NOTE 14 - Convertible loan: Schedule of Movement in Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan A
Schedule of Movement in Convertible Loan

Convertible loan A
Balance as of December 31, 2022	8,549
Income recognized in Profit or loss	(1,489)
Conversion of convertible loans (See note 12e)	(2,557)
Balance as of December 31, 2023	4,503
Loss recognized in Profit or loss	55
Conversion of convertible loans (See note 12g)	(3,344)
Repayment of principal and accrued interest (*)	(693)
Reclassification into Loans (**)	(521)
Balance as of December 31, 2024	-

Convertible Loan C
Schedule of Movement in Convertible Loan

Convertible loan C
Balance as of December 31, 2022	-
Issuance of Convertible loan	3,440
Loss recognized in Profit or loss	863
Balance as of December 31, 2023	4,303
Conversion of convertible loans (See note 12g)	(5,203)
Loss recognized in Profit or loss	900
Balance as of December 31, 2024	-